Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2016
Summary of significant accounting policies
Schedule of cash and cash equivalents denominated in several currencies

	March 31,
	2015		2016
	Original currency	RMB	Original currency	RMB

U.S. dollars	28,168	173,419	3,702	24,018
Australian dollars	1	5	1	5
Renminbi	2,261,327	2,261,327	2,820,503	2,820,503
Hong Kong dollars	2,361	1,863	197,049	163,885
Singapore dollars	9	41	2	12

Schedule of estimated useful lives of property, plant and equipment

Buildings	37.5 - 50 years
Leasehold improvements	Shorter of the lease term or estimated useful lives of 10 years
Machineries	5 - 10 years
Motor vehicles	5 years
Furniture, fixtures and office equipment	3 - 5 years